Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
We record property and equipment at cost and depreciate them using the straight-line method over their estimated useful lives as follows:

Useful Life (in years)
Equipment, servers and computers	3 - 5
Furniture and fixtures	5 - 7
Software	3 - 5
Leasehold improvements	Lesser of lease term or useful life
Property and equipment, net including software, consisted of the following:

	December 31,
	2021	2020

	(in thousands)
Servers, equipment and computers	$32,524	$29,025
Furniture and fixtures	6,409	3,474
Software	602	1,022
Leasehold improvements	21,408	8,740
	$60,943	$42,261
Less: Accumulated depreciation and amortization	(22,195)	(22,671)
Property and equipment, net	$38,748	$19,590
Depreciation and amortization expense on property and equipment was as follows for the years ended December 31, 2021, 2020, and 2019:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
Depreciation and amortization	$12,226	$6,581	$5,783